IDENTIFIABLE INTANGIBLE ASSET	3 Months Ended
Mar. 31, 2017
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Text Block]
NOTE 6 - Identifiable intangible assets:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
	2017	2016	2017	2016	2017	2016

	(U.S. $ in millions)
Product rights	$18,065	$18,180	$6,795	$6,460	$11,270	$11,720
Trade names	590	625	27	41	563	584
Research and development in process	9,356	9,183	-	-	9,356	9,183

Total	$28,011	$27,988	$6,822	$6,501	$21,189	$21,487

Product rights and trade names are assets presented at amortized cost. These assets represent a portfolio of pharmaceutical products from various categories with a weighted average life of approximately 11 years. Amortization of intangible assets amounted to $321 million and $993 million in the three months ended March 31, 2017 and year ended December 31, 2016, respectively, and are recorded in earnings, as relevant, under cost of sales and selling and marketing expenses, depending on the nature of the asset.

<><><>Impairment of identifiable intangible assets amounted to $2 million and $589 million in the three months ended March 31, 2017 and year ended December 31, 2016, respectively, and are recorded in earnings under impairments, restructuring and others. See note 14.

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